UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (16.7%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037		$335,185	$545,845
IFB Ser. 2976, Class LC, 23.534s, 2035		187,222	299,555
IFB Ser. 2979, Class AS, 23.387s, 2034		222,720	303,598
IFB Ser. 3072, Class SM, 22.91s, 2035		655,379	1,024,555
IFB Ser. 3072, Class SB, 22.764s, 2035		533,831	831,144
IFB Ser. 3249, Class PS, 21.477s, 2036		379,551	571,351
IFB Ser. 3065, Class DC, 19.135s, 2035		2,603,530	4,081,033
IFB Ser. 2990, Class LB, 16.328s, 2034		919,006	1,280,386
IFB Ser. 3835, Class SN, 15.521s, 2041		11,325,412	16,120,365
IFB Ser. 3727, Class PS, IO, 6.458s, 2038		11,867,943	1,335,548
IFB Ser. 3940, Class PS, IO, 6.408s, 2040		7,549,904	1,207,985
IFB Ser. 3803, Class SP, IO, 6.358s, 2038		10,322,932	1,187,137
IFB Ser. 3780, Class PS, IO, 6.208s, 2035		5,516,845	641,333
IFB Ser. 3934, Class SA, IO, 6.158s, 2041		2,534,424	437,239
IFB Ser. 3751, Class SB, IO, 5.798s, 2039		11,890,416	1,834,614
IFB Ser. 3852, Class SG, 4.788s, 2041		4,199,791	4,258,126
Ser. 4018, Class DI, IO, 4 1/2s, 2041		10,856,251	1,445,836
Ser. 3747, Class HI, IO, 4 1/2s, 2037		518,400	55,051
Ser. 4019, Class JI, IO, 4s, 2041		10,321,467	1,445,005
Ser. 3756, Class IG, IO, 4s, 2037		28,885,896	2,712,559
Ser. 3768, Class MI, IO, 4s, 2035		11,735,159	936,150
Ser. 3738, Class MI, IO, 4s, 2034		17,936,559	1,248,958
FRB Ser. T-57, Class 2A1, 3.508s, 2043		1,608	1,621
Ser. 3391, PO, zero %, 2037		80,246	71,982
Ser. 3300, PO, zero %, 2037		193,932	180,311
Ser. 2947, Class AO, PO, zero %, 2035		21	21
FRB Ser. 3326, Class YF, zero %, 2037		10,491	10,386
FRB Ser. 3117, Class AF, zero %, 2036		24,784	19,463
FRB Ser. 3326, Class WF, zero %, 2035		94,998	87,398
FRB Ser. 3036, Class AS, zero %, 2035		34,668	28,933

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036		720,072	1,295,134
IFB Ser. 05-74, Class NK, 26.274s, 2035		135,402	247,777
IFB Ser. 06-8, Class HP, 23.667s, 2036		521,041	880,882
IFB Ser. 05-45, Class DA, 23.521s, 2035		923,107	1,512,453
IFB Ser. 07-53, Class SP, 23.301s, 2037		770,158	1,223,755
IFB Ser. 08-24, Class SP, 22.384s, 2038(F)		3,899,369	5,955,484
IFB Ser. 05-122, Class SE, 22.242s, 2035		824,922	1,237,384
IFB Ser. 05-75, Class GS, 19.514s, 2035		826,557	1,202,988
IFB Ser. 05-106, Class JC, 19.364s, 2035		746,129	1,203,842
IFB Ser. 05-83, Class QP, 16.756s, 2034		257,237	352,415
IFB Ser. 11-4, Class CS, 12.41s, 2040		2,498,751	2,873,564
IFB Ser. 12-3, Class SD, IO, 6.265s, 2042		5,724,242	1,052,116
IFB Ser. 11-27, Class AS, IO, 6.235s, 2041		5,195,720	740,702
Ser. 409, Class 82, IO, 4 1/2s, 2040(FWC)		15,550,000	2,128,590
Ser. 409, Class C16, IO, 4s, 2040		13,833,000	1,861,616
FRB Ser. 04-W7, Class A2, 3.731s, 2034		633	663
FRB Ser. 03-W14, Class 2A, 3.545s, 2043		1,499	1,484
FRB Ser. 03-W3, Class 1A4, 3.365s, 2042		2,532	2,521
FRB Ser. 03-W11, Class A1, 3.318s, 2033		111	114
FRB Ser. 04-W2, Class 4A, 3.082s, 2044		1,561	1,567
FRB Ser. 07-95, Class A3, 0.495s, 2036		11,005,000	9,959,525
Ser. 01-50, Class B1, IO, 0.411s, 2041		11,325,874	127,416
Ser. 01-79, Class BI, IO, 0.306s, 2045		2,033,817	18,829
Ser. 08-53, Class DO, PO, zero %, 2038		678,322	592,365
Ser. 07-64, Class LO, PO, zero %, 2037		249,071	230,684
Ser. 07-44, Class CO, PO, zero %, 2037		381,204	343,915
Ser. 08-36, Class OV, PO, zero %, 2036		81,882	72,457
Ser. 04-61, Class CO, PO, zero %, 2031		30,201	30,057
Ser. 1988-12, Class B, zero %, 2018		8,960	8,423
FRB Ser. 06-104, Class EK, zero %, 2036		4,791	4,758

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041		5,055,360	7,901,477
IFB Ser. 10-158, Class SD, 14.269s, 2040		1,057,000	1,558,959
IFB Ser. 11-70, Class WS, 9.213s, 2040		1,821,000	2,169,776
IFB Ser. 11-72, Class SE, 7.08s, 2041		7,826,000	8,569,470
IFB Ser. 11-81, Class SB, IO, 6.462s, 2036		10,909,192	2,016,891
IFB Ser. 11-61, Class CS, IO, 6.436s, 2035		3,222,147	467,211
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038		4,774,707	767,964
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040		9,493,362	1,562,702
IFB Ser. 10-115, Class TS, IO, 5.856s, 2038		7,156,586	1,078,784
IFB Ser. 11-70, Class SN, IO, 5.657s, 2041		1,469,000	420,369
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		6,401,560	1,104,469
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		8,041,181	812,481
Ser. 12-8, Class PI, IO, 4s, 2041		12,932,106	2,140,264
Ser. 10-116, Class QI, IO, 4s, 2034		6,137,057	475,760
Ser. 11-116, Class BI, IO, 4s, 2026		22,687,995	2,496,587
Ser. 11-70, PO, zero %, 2041		17,435,887	14,071,109
Ser. 10-151, Class KO, PO, zero %, 2037		1,315,549	1,207,819
Ser. 06-36, Class OD, PO, zero %, 2036		12,758	11,883

Total mortgage-backed securities (cost $119,558,384)			$128,200,943

PURCHASED OPTIONS OUTSTANDING (7.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	19,941,000	359,935

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	4,711,000	114,760

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	7,467,000	243,051

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	79,490

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,970,000	2,817

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	631,400	61,176

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	631,400	19

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	16,616,213	2,422,312

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	16,616,213	17

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	8,242,500	3,008,513

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	8,242,500	288,488

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	8,242,500	3,140,393

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	8,242,500	272,003

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	1,720,092

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	1,706,990

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	249,310

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	18,717,000	232,465

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	33,377,000	5,082,983

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	33,377,000	885,158

Option on an interest rate swap with Bank of America N.A. for the right to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.50	98,762,000	510,600

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	2,872,000	49,370

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	2,872,000	52,242

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	4,711,000	158,666

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27	6,844,000	294,429

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,970,000	92,807

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,970,000	16,706

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	6,844,000	343,637

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.75	61,864,000	165,796

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	330,749

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,513,000	88,352

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	2,872,000	54,108

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	6,117

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	6,117

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	6,117

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	6,117

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	2,872,000	6,117

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	13,189,000	386,701

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	13,189,000	386,701

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	13,189,000	400,022

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	7,467,000	231,178

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	2,720,000	97,866

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	77,204

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,970,000	118

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	13,846,844	2,007,654

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	13,846,844	14

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	2,191,420

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,891,728	14

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	5,538,738	881,102

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	5,538,738	6

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	13,846,844	2,214,387

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	13,846,844	14

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	13,846,844	2,242,636

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	13,846,844	14

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	2,112,217

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	13,011,070	13

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	26,597,000	4,797,567

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	26,597,000	567,048

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	22,272,411	4,157,212

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	22,272,411	455,315

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,445,000	2,495,769

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72	21,445,000	204,371

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	10,601,569	1,282,790

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765	10,601,569	95,414

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	41,252,000	5,032,744

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.77	41,252,000	351,467

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11	14,795,000	111,554

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	2,872,000	43,310

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	2,872,000	46,383

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125	4,711,000	149,244

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475	6,844,000	282,520

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	89,635

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,970,000	13,120

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	6,844,000	332,345

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	4,711,000	137,279

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	7,467,000	275,532

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	6,844,000	269,380

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	85,892

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,970,000	9,338

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	6,844,000	318,657

Option on an interest rate swap with JPMorgan Chase Bank NA for the right to pay a fixed rate of 0.60% versus the three month USD-LIBOR-BBA maturing September 2014.	Sep-12/0.60	397,265,000	341,648

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	4,711,000	127,197

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	7,467,000	259,478

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	82,996

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,970,000	6,245

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	280,548

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,513,000	38,186

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	$6,456,810	$645,875

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	6,456,810	277,449

Total purchased options outstanding (cost $47,490,982)			$58,950,808

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029		$7	$7
5s, with due dates from August 20, 2033 to August 20, 2040		6,441,082	7,127,526
4s, TBA, July 1, 2042		2,000,000	2,182,031
3 1/2s, TBA, July 1, 2042		6,000,000	6,412,500

			15,722,064
U.S. Government Agency Mortgage Obligations (36.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029		872,564	1,009,321
6s, September 1, 2021		14,996	16,422
5 1/2s, with due dates from July 1, 2019 to August 1, 2019		269,685	293,214
4 1/2s, with due dates from January 1, 2037 to June 1, 2037		1,159,631	1,237,185
4s, TBA, July 1, 2042		35,000,000	37,143,750
3 1/2s, TBA, July 1, 2042		25,000,000	26,220,703

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017		64,889	70,460
6s, with due dates from August 1, 2012 to August 1, 2022		2,200,846	2,419,090
6s, July 1, 2038(FWC)		48,828	53,971
6s, TBA, July 1, 2042		20,000,000	21,979,688
5 1/2s, with due dates from September 1, 2017 to February 1, 2021		591,552	644,367
5s, with due dates from January 1, 2038 to February 1, 2038		132,030	142,649
5s, March 1, 2021		33,111	35,778
4 1/2s, March 1, 2039		292,937	321,007
4s, with due dates from May 1, 2019 to September 1, 2020		254,341	270,613
4s, TBA, July 1, 2042		23,000,000	24,478,829
3 1/2s, TBA, July 1, 2042		126,000,000	132,418,125
3s, TBA, July 1, 2042		28,000,000	28,710,937

			277,466,109

Total U.S. government and agency mortgage obligations (cost $291,120,489)			$293,188,173

U.S. TREASURY OBLIGATIONS (35.9%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.125%, January 15, 2021(i)		30,493	35,292

U.S. Treasury Notes 0.500%, November 15, 2013(i)		181,000	181,623

U.S. Treasury Notes 1.250%, October 31, 2015(i)		534,000	548,413

U.S. Treasury Bonds
7 1/8s, February 15, 2023		18,285,000	27,965,988
6 1/4s, August 15, 2023		26,482,000	38,460,883
4 1/2s, August 15, 2039(SEGSF)		42,774,000	58,049,207

U.S. Treasury Notes
1 3/4s, May 15, 2022		22,497,000	22,679,788
0 5/8s, May 31, 2017		52,927,000	52,684,695
0 1/4s, May 31, 2014		75,196,000	75,102,005

Total U.S. treasury Obligations (cost $263,005,964)			$275,707,894

SHORT-TERM INVESTMENTS (45.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12%(e)		131,327,926	$131,327,926

SSgA Prime Money Market Fund 0.09%(P)		14,200,000	14,200,000

Federal Home Loan Bank discount notes with an effective yield of 0.110%, July 13, 2012		$9,800,000	9,799,634

Federal Home Loan Bank discount notes with an effective yield of 0.093%, July 11, 2012		8,000,000	7,999,789

Federal Home Loan Bank discount notes with an effective yield of 0.073%, July 5, 2012		20,000,000	19,999,833

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.109%, September 10, 2012		20,000,000	19,996,880

Federal Home Loan Mortgage Corp. discount notes with an effective yield of 0.104%, August 27, 2012		20,000,000	19,996,675

Federal National Mortgage Association discount notes with an effective yield of 0.129%, October 2, 2012		25,000,000	24,994,250

Federal National Mortgage Association discount notes with an effective yield of 0.068%, July 25, 2012		11,500,000	11,499,463

Straight-A Funding, LLC commerical paper with an effective yield of 0.158%, August 28, 2012		17,609,000	17,604,461

U.S. Treasury Bills with an effective yield of 0.158%, April 4, 2013(SEGSF)		20,000,000	19,973,200

U.S. Treasury Bills with effective yields ranging from 0.105% to 0.106%, December 13, 2012(SEG)(SEGSF)		19,500,000	19,487,345

U.S. Treasury Bills with an effective yield of 0.088%, November 15, 2012(SEGSF)		10,000,000	9,995,750

U.S. Treasury Bills with an effective yield of 0.077%, October 18, 2012		20,000,000	19,993,700

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.082%, July 26, 2012(SEG)(SEGSF)		3,541,000	3,540,851

Total short-term investments (cost $350,413,866)			$350,409,757

TOTAL INVESTMENTS

Total investments (cost $1,071,589,685)(b)			$1,106,457,575

FUTURES CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	682	$150,167,875	Sep-12	$(65,233)
U.S. Treasury Note 5 yr (Long)	607	75,249,031	Sep-12	174,549

Total				$109,316

WRITTEN OPTIONS OUTSTANDING at 6/30/12 (premiums received $26,359,058) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	$631,400	Aug-12/2.855	$19
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	631,400	Aug-12/2.855	61,176
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.375	286,427
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.375	2,842,426
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.46	266,727
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	8,242,500	Aug-15/4.46	2,964,168
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	23,033,582	Aug-16/4.17	289,970
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	23,033,582	Aug-16/4.17	2,222,879
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	31,990,778	Aug-16/4.28	818,292
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	31,990,778	Aug-16/4.28	5,192,264
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	2,847,159	Aug-16/4.35	476,415
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,838,411	Aug-16/4.68	177,564
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	8,838,411	Aug-16/4.68	1,687,200
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing December 2022.	98,762,000	Dec-12/1.50	510,600
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.75% versus the three month USD-LIBOR-BBA maturing December 2022.	61,864,000	Dec-12/2.75	165,796
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	48,147
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	48,147
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	48,147
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	48,147
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	1,378,000	Jul-12/2.1714	48,147
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	7,365,343	Jul-16/4.67	148,633
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	7,365,343	Jul-16/4.67	1,400,874
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	7,389,217	Jul-16/4.74	142,242
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	7,389,217	Jul-16/4.74	1,364,788
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	6,920,782	Jul-16/4.79	129,972
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	6,920,782	Jul-16/4.79	1,303,322
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,946,137	Jul-16/4.80	55,211
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	2,946,137	Jul-16/4.80	589,587
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/4.12	539,380
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	5,770,612	Jun-16/4.39	587,968
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	5,733,974	Jun-16/4.575	54,759
Option on an interest rate swap with JPMorgan Chase Bank NA for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	5,733,974	Jun-16/4.575	627,755
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 2026.	21,828,974	Jun-16/4.86	4,287,430
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	5,770,612	Jun-16/4.89	48,831
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	5,864,291	Jun-16/5.12	46,293
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing June 2026.	21,828,974	Jun-16/5.86	249,440
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	8,446,175	May-16/4.11	774,328
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	9,354,814	May-16/4.36	948,578
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	9,308,256	May-16/4.60	87,311
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	9,308,256	May-16/4.60	1,061,142
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	12,183,004	May-16/4.745	107,271
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 2021.	12,183,004	May-16/4.745	1,428,701
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	7,977,849	May-16/4.7575	72,279
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 2021.	7,977,849	May-16/4.7575	940,588
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	30,457,512	May-16/4.77	274,422
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 2021.	30,457,512	May-16/4.77	3,606,779
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	9,354,814	May-16/4.86	84,474
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	8,446,175	May-16/5.11	66,404

Total			$39,231,420

TBA SALE COMMITMENTS OUTSTANDING at 6/30/12 (proceeds receivable $38,855,781) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s, July 1, 2042	$37,000,000		$38,884,687

Total			$38,884,687

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$1,350,000		$35,832	6/20/22	2.183%	3 month USD-LIBOR-BBA	$(15,635)
	Barclay’s Bank, PLC
	46,668,000	(E)	808,702	9/19/22	2.00%	3 month USD-LIBOR-BBA	120,350
	296,532,000	(E)	(401,404)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(558,566)
	109,722,000	(E)	(567,263)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(908,498)
	70,282,000	(E)	(435,881)	9/19/22	3 month USD-LIBOR-BBA	2.00%	600,778
	6,020,000	(E)	(199,021)	9/19/42	3 month USD-LIBOR-BBA	2.75%	76,875
	1,350,000		35,573	6/20/22	2.183%	3 month USD-LIBOR-BBA	(15,895)
	Citibank, N.A.
	964,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	25,025
	3,156,000	(E)	3,412	9/19/17	1.10%	3 month USD-LIBOR-BBA	(6,403)
	15,959,000	(E)	94,158	9/19/17	3 month USD-LIBOR-BBA	1.10%	143,791
	31,360,000	(E)	382,727	9/19/22	2.00%	3 month USD-LIBOR-BBA	(79,833)
	3,628,000	(E)	(50)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(1,973)
	101,119,000	(E)	(44,945)	9/19/14	3 month USD-LIBOR-BBA	0.6%	8,648
	4,764,000	(E)	(64,216)	9/19/22	3 month USD-LIBOR-BBA	2.00%	6,053
	354,000	(E)	(21,258)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(5,034)
	Credit Suisse International
	106,506,000	(E)	(1,508,737)	9/19/22	3 month USD-LIBOR-BBA	2.00%	62,225
	79,955,000	(E)	86,907	9/19/14	3 month USD-LIBOR-BBA	0.60%	129,282
	162,204,000	(E)	(179,499)	9/19/17	3 month USD-LIBOR-BBA	1.10%	324,954
	10,470,000	(E)	(668,416)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(188,575)
	215,989,000	(E)	2,392,186	9/19/22	2.00%	3 month USD-LIBOR-BBA	(793,652)
	19,454,000	(E)	900,892	9/19/42	2.75%	3 month USD-LIBOR-BBA	9,314
	81,110,000	(E)	(12,140)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(55,129)
	26,801,000	(E)	(68,597)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(151,948)
	1,183,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	69,478
	Deutsche Bank AG
	488,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	12,337
	31,091,000	(E)	299,608	9/19/22	2.00%	3 month USD-LIBOR-BBA	(158,985)
	841,000	(E)	(12,876)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(471)
	4,543,000	(E)	(3,998)	9/19/17	3 month USD-LIBOR-BBA	1.10%	10,131
	Goldman Sachs International
	1,634,000	(E)	(3,039)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(3,905)
	11,438,000	(E)	13,382	9/19/14	3 month USD-LIBOR-BBA	0.60%	19,445
	65,233,000	(E)	810,856	9/19/22	2.00%	3 month USD-LIBOR-BBA	(151,331)
	10,534,000	(E)	(142,470)	9/19/22	3 month USD-LIBOR-BBA	2.00%	12,906
	6,487,000	(E)	(2,854)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(23,029)
	5,349,000	(E)	(313,589)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(68,445)
	JPMorgan Chase Bank NA
	84,861,800	(E)	1,070,003	9/19/22	2.00%	3 month USD-LIBOR-BBA	(181,704)
	4,041,000	(E)	3,494	9/19/17	1.10%	3 month USD-LIBOR-BBA	(9,073)
	7,249,500	(E)	(113,166)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(6,235)
	4,750,000	(E)	(321,276)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(103,583)
	The Royal Bank of Scotland PLC
	850,000	(E)	850	9/19/22	2.00%	3 month USD-LIBOR-BBA	(11,688)

	Total						$(1,867,998)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$4,933,933	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$297
2,909,837	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	175
Barclay’s Bank, PLC
5,192,269	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,800)
4,876,059	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	17,010
11,751,073	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,654)
7,619,756	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,007
6,085,425	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	22,815
30,707,381	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(158,498)
16,351,258	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	61,302
19,182,958	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	71,918
911,940	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,942
1,754,503	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,578
2,213,418	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,298
26,291,111	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(135,703)
20,031,435	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	75,099
7,588,853	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	24,482
250,481	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	384
1,373,317	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,088)
886,663	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	611
1,533,140	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	4,070
35,414,692	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	132,773
11,096,923	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(57,277)
4,215,074	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,705
12,218,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	45,809
203,437	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	668
660,028	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,166
478,306	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,570
Citibank, N.A.
2,693,730	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	10,099
292,909	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,098
Credit Suisse International
737,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,766
1,988,573	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	120
7,714,304	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	465
2,913,784	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	176
Goldman Sachs International
14,137,890	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	852
1,824,463	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,797
6,393,921	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,803
4,932,434	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,562
6,195,361	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,498
11,303,189	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	42,377
12,282,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	740
4,769,732	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	288
3,730,843	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	225
9,152,015	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(47,239)
3,438,203	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,747)
5,237,864	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	316
377,709	826	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	728
5,457,325	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	329
4,474,485	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	270
599,177	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36
12,537,362	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(64,712)
464,944	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,400)
1,239,540	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,398)
1,051,504	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,612
7,007,143	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	10,717
JPMorgan Chase Bank NA
5,267,073	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	318

Total					$37,355

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011, through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $767,878,330.
(b)	The aggregate identified cost on a tax basis is $1,071,689,545, resulting in gross unrealized appreciation and depreciation of $45,356,089 and $10,588,059, respectively, or net unrealized appreciation of $34,768,030.
(SEG)	These securities, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	These securities, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $52,815 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $307,369,716 and $274,791,115, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $481,736,281 to cover certain derivatives contracts and securities sold short.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns owned or expects to own. as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 1,260,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 803,400,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to mange exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 680 on futures contracts for the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $3,700,900,000 on interest rate swap contracts for the reporting period. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.Collateral posted to the fund which cannot be sold or repledged totaled $12,699,726 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,867,100 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $11,838,380.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$128,200,943	$—
Purchased options outstanding	—	58,950,808	—
U.S. Government and Agency Mortgage Obligations	—	293,188,173	—
U.S. Treasury Obligations	—	275,707,894	—
Short-term investments	145,527,926	204,881,831	—

Totals by level	$145,527,926	$960,929,649	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$109,316	$—	$—
Written options	—	(39,231,420)	—
TBA sale commitments	—	(38,884,687)	—
Interest rate swap contracts	—	(3,721,885)	—
Total return swap contracts	—	36,529	—

Totals by level	$109,316	$(81,801,463)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$64,710,986	$48,567,638

Total	$64,710,986	$48,567,638

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012